Accounts Payable, Accrued Expenses And Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable, Accrued Expenses And Other Liabilities [Abstract]
Schedule Of Accounts Payable And Other Liabilities

	December 31,
	2012	2011
Accrued expenses	$9,608	$3,175
Accrued property taxes	5,638	5,204
Accrued product purchases payable	2,450	3,594
Tax payable	2,159	1,545
Interest payable	7,505	4,788
Accounts payable	2,278	5,128
Tristate Acquisition deferred payment (Note 3)	—	8,000
Other	79	360
Total accounts payable, accrued expenses and other liabilities	$29,717	$31,794